Refund of WoW Game Points - Additional Information (Detail)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Feb. 29, 2012 World of Warcraft Game Points Refund Agent	Dec. 31, 2011 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2011 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2010 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2009 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points	$ 27,286,670	169,998,682		169,998,682			$ 27,300,000			200,400,000	$ 170,000,000
Cash paid to refund WOW game points									400,000	4,000,000
Other operating income	19,261	120,000	4,200,000	25,993,004	0
Legal liability			2 years	2 years
Liability related to refund of WOW game points, release period			20 years	20 years
Advance Payments made to agent										43,300,000	5,500,000	34,300,000
Installments period						5 years
Amount of expected refund from advances made to agent, current											1,400,000	8,600,000
Amount of expected refund from advances made to agent, non current								28,651,292			$ 3,561,524	22,188,652